UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2021

Date of reporting period: 03/31/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund
•	BlackRock 40/60 Target Allocation Fund
•	BlackRock 60/40 Target Allocation Fund
•	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of March 31, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world instituted economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

As April 2020 began, stocks were near their lowest point since the beginning of the pandemic. However, a steady recovery began, as businesses started re-opening and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) was near all-time lows as the period began, reflecting a reduced investor appetite for risk. However, inflation concerns from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to positive returns for corporate bonds, particularly high-yield corporates, which gained substantially.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, President Biden signed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. In our view, inflation is likely to increase somewhat as the expansion continues, but moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion due to the change in Fed policy.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.07%	56.35%
U.S. small cap equities (Russell 2000® Index)	48.05	94.85
International equities (MSCI Europe, Australasia, Far East Index)	20.08	44.57
Emerging market equities (MSCI Emerging Markets Index)	22.43	58.39
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.12
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.88)	(8.23)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.73)	0.71
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.46	5.29
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.35	23.65
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2021	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the six-month period ended March 31, 2021, all of the Fund’s share classes outperformed the reference benchmark MSCI All Country World Index (the “MSCI ACWI Index”) (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)). For the same period, all of the Fund’s share classes outperformed the Bloomberg Barclays U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the six-month period ended March 31, 2021, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg Barclays U.S. Universal Index (60%). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the six-month period ended March 31, 2021, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the six-month period ended March 31, 2021, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

What factors influenced performance?

During the period, the Funds’ holdings in U.S. small-cap stocks and U.S. large-cap stocks were among the most significant contributors to relative returns. The Funds’ emphasis on value stocks within developed markets also added meaningfully to relative performance, as value significantly outgained growth in developed markets.

Conversely, the largest detractor from performance was the Funds’ stance with respect to duration (sensitivity to interest rate fluctuations) as interest rates moved higher in the first quarter of 2021. In particular, the Funds’ positions in longer-duration investment grade corporate credits and U.S. government bonds weighed on returns.

Describe recent portfolio activity.

The Funds were repositioned four times during the period, in the form of three regularly scheduled quarterly trades, as well as one intra-quarter trade to reduce overall portfolio risk following the U.S. presidential election. Despite an ominous backdrop of rapidly increasing COVID-19 infections, the eventual resolution of the U.S. election and number of effective vaccine trials were the most important market catalysts, sparking an aggressive “risk-on” rally. Many of the most previously beaten-down names led the market’s surge. The Funds’ overweight positions in large-cap, small-cap and value stocks were key drivers of outperformance over the fourth quarter of 2020 (along with the intra-quarter trade referenced above), capturing much of the equity rally into year end 2020. The Funds were positioned to lean into risk, “barbelling” exposure to both growth and value names, with expectations that the U.S. economic recovery as well as the pace of COVID-19 vaccinations would gradually gather momentum.

Describe the Funds’ positioning at period end.

At the end of the period, the Funds remained overweight to equities on a positive view of the longer-term sustainability of the cyclical-led rally in stocks. At the same time, the Funds held reduced exposure to specific areas of the market in recognition of various short-term COVID-19-related uncertainties. Within their respective fixed income sleeves, the Funds had meaningful exposure to “fallen angel” corporate bonds with the potential to return to investment grade status as the economy continues to recover.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021 (continued)	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance Summary for the Period Ended March 31, 2021

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	4.77%	15.75%	N/A	6.03%	N/A	6.11%	N/A
Investor A	4.56	15.38	9.32%	5.67	4.54%	5.72	5.15%
Investor C	4.24	14.56	13.56	4.89	4.89	5.10	5.10
Class K	4.78	15.76	N/A	6.05	N/A	6.12	N/A
Class R	4.43	14.98	N/A	5.36	N/A	5.44	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)(c)	2.33	12.27	N/A	5.88	N/A	5.28	N/A
Bloomberg Barclays U.S. Universal Index(d)	(1.80)	2.95	N/A	3.59	N/A	3.77	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg Barclays U.S. Universal Index (80%).
(d)

An unmanaged, market value weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,047.70	$ 0.56		$ 1,000.00	$ 1,024.39	$ 0.55		0.11%
Investor A	1,000.00	1,045.60	2.20		1,000.00	1,022.78	2.18		0.43
Investor C	1,000.00	1,042.40	5.99		1,000.00	1,019.07	5.92		1.18
Class K	1,000.00	1,047.80	0.45		1,000.00	1,024.49	0.45		0.09
Class R	1,000.00	1,044.30	3.63		1,000.00	1,021.38	3.59		0.71

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invest are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2021 (continued)	BlackRock 20/80 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	78%
Equity Funds	22
Short-Term Securities	—	(a)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	25%
BlackRock Strategic Income Opportunities Portfolio, Class K	16
iShares U.S. Treasury Bond ETF	11
iShares Core Total USD Bond Market ETF	11
iShares Fallen Angels USD Bond ETF	10
iShares Core S&P Total U.S. Stock Market ETF	7
iShares Core U.S. Aggregate Bond ETF	3
iShares ESG Aware MSCI USA ETF	3
iShares MSCI USA Value Factor ETF	3
iShares MSCI EAFE Value ETF	3

(a)	Amount is less than 1%.

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance Summary for the Period Ended March 31, 2021

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	9.09%	26.27%	N/A	8.59%	N/A	7.66%	N/A
Investor A	8.88	25.89	19.28%	8.21	7.05%	7.29	6.71%
Investor C	8.54	24.99	23.99	7.43	7.43	6.64	6.64
Class K	9.10	26.38	N/A	8.62	N/A	7.68	N/A
Class R	8.83	25.78	N/A	8.05	N/A	7.14	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg Barclays U.S. Universal Index (60%)(c)	6.55	22.19	N/A	8.08	N/A	6.71	N/A
MSCI ACWI Index(d)	19.93	54.60	N/A	13.21	N/A	9.14	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg Barclays U.S. Universal Index (60%).
(d)	MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,090.90	$ 0.59		$ 1,000.00	$ 1,024.37	$ 0.57		0.11%
Investor A	1,000.00	1,088.80	2.31		1,000.00	1,022.72	2.23		0.44
Investor C	1,000.00	1,085.40	6.17		1,000.00	1,019.01	5.97		1.19
Class K	1,000.00	1,091.00	0.49		1,000.00	1,024.47	0.47		0.09
Class R	1,000.00	1,088.30	3.19		1,000.00	1,021.87	3.09		0.61

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invest are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2021 (continued)	BlackRock 40/60 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	56%
Equity Funds	44
Short-Term Securities	—	(a)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	25%
iShares Core S&P Total U.S. Stock Market ETF	11
BlackRock Strategic Income Opportunities Portfolio, Class K	10
iShares U.S. Treasury Bond ETF	9
iShares ESG Aware MSCI USA ETF	8
iShares Core Total USD Bond Market ETF	7
iShares Fallen Angels USD Bond ETF	5
iShares MSCI EAFE Value ETF	5
iShares MSCI USA Value Factor ETF	4
BlackRock Emerging Markets Fund, Inc., Class K	4

(a)	Amount is less than 1%.

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

Performance Summary for the Period Ended March 31, 2021

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	13.48%	37.71%	N/A	10.60%	N/A	8.85%	N/A
Investor A	13.26	37.20	30.00%	10.22	9.03%	8.47	7.89%
Investor C	12.86	36.16	35.16	9.38	9.38	7.84	7.84
Class K	13.49	37.74	N/A	10.63	N/A	8.86	N/A
Class R	13.13	36.88	N/A	10.00	N/A	8.27	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)(c)	10.84	32.73	N/A	10.18	N/A	8.04	N/A
MSCI ACWI Index(d)	19.93	54.60	N/A	13.21	N/A	9.14	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg Barclays U.S. Universal Index (40%).
(d)	MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,134.80	$ 0.61		$ 1,000.00	$ 1,024.36	$ 0.58		0.12%
Investor A	1,000.00	1,132.60	2.41		1,000.00	1,022.67	2.29		0.45
Investor C	1,000.00	1,128.60	6.37		1,000.00	1,018.94	6.05		1.20
Class K	1,000.00	1,134.90	0.51		1,000.00	1,024.46	0.48		0.10
Class R	1,000.00	1,131.30	3.43		1,000.00	1,021.71	3.25		0.65

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invest are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2021 (continued)	BlackRock 60/40 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	63%
Fixed-Income Funds	36
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	25%
iShares Core S&P Total U.S. Stock Market ETF	14
iShares ESG Aware MSCI USA ETF	13
iShares MSCI EAFE Value ETF	8
iShares Core Total USD Bond Market ETF	7
BlackRock Emerging Markets Fund, Inc., Class K	6
iShares MSCI EAFE Growth ETF	5
iShares MSCI USA Value Factor ETF	4
iShares Core S&P Small-Cap ETF	4
BlackRock Technology Opportunities Fund, Class K	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

Performance Summary for the Period Ended March 31, 2021

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	17.78%	48.38%	N/A	12.60%	N/A	9.89%	N/A
Investor A	17.63	47.98	40.21%	12.20	11.00%	9.51	8.92%
Investor C	17.17	46.88	45.88	11.36	11.36	8.85	8.85
Class K	17.80	48.40	N/A	12.62	N/A	9.90	N/A
Class R	17.52	47.65	N/A	12.03	N/A	9.33	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)(c)	15.22	43.92	N/A	12.19	N/A	9.28	N/A
MSCI ACWI Index(d)	19.93	54.60	N/A	13.21	N/A	9.14	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg Barclays U.S. Universal Index (20%).
(d)	MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,177.80	$ 0.60		$ 1,000.00	$ 1,024.38	$ 0.56		0.11%
Investor A	1,000.00	1,176.30	2.44		1,000.00	1,022.69	2.27		0.45
Investor C	1,000.00	1,171.70	6.50		1,000.00	1,018.95	6.04		1.20
Class K	1,000.00	1,178.00	0.49		1,000.00	1,024.48	0.45		0.09
Class R	1,000.00	1,175.20	3.31		1,000.00	1,021.89	3.08		0.61

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invest are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2021 (continued)	BlackRock 80/20 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	83%
Fixed-Income Funds	16
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares ESG Aware MSCI USA ETF	19%
iShares Core S&P Total U.S. Stock Market ETF	19
Master Total Return Portfolio	13
iShares MSCI EAFE Value ETF	9
iShares MSCI EAFE Growth ETF	8
BlackRock Emerging Markets Fund, Inc., Class K	6
iShares MSCI USA Value Factor ETF	5
iShares Core S&P Small-Cap ETF	4
BlackRock Technology Opportunities Fund, Class K	4
iShares Core Total USD Bond Market ETF	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2020 and held through March 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	13

Schedule of Investments (unaudited) March 31, 2021	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 22.1%
BlackRock Emerging Markets Fund, Inc., Class K	320,794	$10,865,301
iShares Core S&P Small-Cap ETF	100,807	10,940,584
iShares Core S&P Total U.S. Stock Market ETF	419,386	38,415,758
iShares ESG Aware MSCI USA ETF	184,278	16,745,342
iShares MSCI EAFE Growth ETF	56,942	5,720,393
iShares MSCI EAFE Value ETF	301,931	15,389,423
iShares MSCI USA Value Factor ETF	160,065	16,400,260
iShares U.S. Energy ETF	202,693	5,316,637

		119,793,698

Fixed-Income Funds — 78.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8,474,804	87,629,473
iShares Core Total USD Bond Market ETF	1,067,894	56,331,408
iShares Core U.S. Aggregate Bond ETF	150,004	17,074,955
iShares Fallen Angels USD Bond ETF	1,852,891	54,178,533
iShares TIPS Bond ETF	86,421	10,845,835
iShares U.S. Treasury Bond ETF	2,354,542	61,665,455
Master Total Return Portfolio	$134,977,821	134,977,821

		422,703,480

Total Long-Term Investments — 100.2% (Cost: $513,527,388)		542,497,178

Security	Shares	Value

Short-Term Securities(a)(b)

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	2,125,532	$2,125,532

Total Short-Term Securities — 0.4% (Cost: $2,125,532)		2,125,532

Total Investments — 100.6% (Cost: $515,652,920)		544,622,710

Liabilities in Excess of Other Assets — (0.6)%		(3,112,953)

Net Assets — 100.0%		$541,509,757

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$9,250,699	$2,067,983		$(3,374,711)	$432,606	$2,488,724	$10,865,301	320,794	$85,440	$—
BlackRock High Yield Bond Portfolio, Class K(a)	16,753,253	25,468		(16,936,763)	364,551	(206,509)	—	—	19,549	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	932,500	1,193,032	(b)	—	—	—	2,125,532	2,125,532	325	—
BlackRock Strategic Income Opportunities Portfolio, Class K	106,642,567	22,558,308		(44,710,664)	1,335,954	1,803,308	87,629,473	8,474,804	1,449,817	275,096

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 20/80 Target Allocation Fund

Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF(a)	$—	$23,895,068	$(23,873,680)	$(21,388)	$—	$—	—	$26,867	$—
iShares 20+ Year Treasury Bond ETF(a)	—	29,497,973	(27,062,046)	(2,435,927)	—	—	—	109,758	—
iShares Core MSCI EAFE ETF(a)	7,891,134	529,126	(9,383,321)	1,090,969	(127,908)	—	—	51,187	—
iShares Core S&P Small- Cap ETF	12,006,802	3,741,173	(8,064,175)	343,239	2,913,545	10,940,584	100,807	43,531	—
iShares Core S&P Total U.S. Stock Market ETF	13,830,070	19,852,454	(606,472)	(4,447)	5,344,153	38,415,758	419,386	242,699	—
iShares Core Total USD Bond Market ETF	—	58,212,810	(393,787)	(5,847)	(1,481,768)	56,331,408	1,067,894	182,621	—
iShares Core U.S. Aggregate Bond ETF	—	32,438,935	(14,400,994)	(448,173)	(514,813)	17,074,955	150,004	219,562	—
iShares ESG Aware MSCI USA ETF	13,797,058	6,148,389	(6,312,952)	465,187	2,647,660	16,745,342	184,278	117,494	—
iShares Fallen Angels USD Bond ETF	—	54,652,910	(262,673)	(2,552)	(209,152)	54,178,533	1,852,891	257,968	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	38,392,350	57,143	(38,341,349)	391,079	(499,223)	—	—	83,926	—
iShares MSCI EAFE Growth ETF	9,137,291	5,500,633	(10,479,112)	1,497,232	64,349	5,720,393	56,942	51,304	—
iShares MSCI EAFE Value ETF	—	15,119,886	(75,097)	(89)	344,723	15,389,423	301,931	—	—
iShares MSCI Min Vol USA ETF(a)	8,592,716	1,014,841	(10,084,344)	1,658,462	(1,181,675)	—	—	43,624	—

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 20/80 Target Allocation Fund

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI USA Momentum Factor ETF(a)	$—	$5,392,299		$(5,178,480)		$(213,819)	$—	$—	—	$—		$—
iShares MSCI USA Value Factor ETF	11,901,231	3,098,341		(3,579,887)		404,634	4,575,941	16,400,260	160,065	167,941		—
iShares TIPS Bond ETF	—	10,869,017		—		—	(23,182)	10,845,835	86,421	—		—
iShares U.S. Energy ETF	—	5,212,887		—		—	103,750	5,316,637	202,693	23,653		—
iShares U.S. Treasury Bond ETF	57,875,059	21,591,251		(14,673,812)		312,716	(3,439,759)	61,665,455	2,354,542	243,899		—
Master Advantage Large Cap Core Portfolio(a)	13,822,562	—		(14,640,715	)(b)(c)	2,274,372	(1,456,219)	—	—	19,634		—
Master Total Return Portfolio	105,750,042	31,887,547	(b)(c)	—		(540,552)	(2,119,216)	134,977,821	$134,977,821	1,466,264		—
SL Liquidity Series, LLC, Money Market Series(a)	516,549	—		(516,549	)(b)	(51)	51	—	—	54,334	(d)	—

						$6,898,156	$9,026,780	$544,622,710		$4,961,397		$275,096

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 20/80 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$407,519,357	$—	$—	$407,519,357
Short-Term Securities
Money Market Funds	2,125,532	—	—	2,125,532

	$409,644,889	$—	$—	409,644,889

Investments Valued at NAV(a)				134,977,821

				$544,622,710

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) March 31, 2021	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 44.0%
BlackRock Emerging Markets Fund, Inc., Class K	720,661	$24,408,781
BlackRock Technology Opportunities Fund, Class K(b)	184,333	11,730,958
iShares Core S&P Small-Cap ETF	169,656	18,412,766
iShares Core S&P Total U.S. Stock Market ETF	726,465	66,544,194
iShares ESG Aware MSCI USA ETF	549,269	49,912,074
iShares MSCI EAFE Growth ETF	217,842	21,884,407
iShares MSCI EAFE Value ETF	635,777	32,405,554
iShares MSCI USA Momentum Factor ETF	41,884	6,737,460
iShares MSCI USA Value Factor ETF	241,119	24,705,053
iShares U.S. Energy ETF	228,836	6,002,368
iShares U.S. Medical Devices ETF	19,029	6,286,421

		269,030,036

Fixed-Income Funds — 55.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,969,914	61,728,908
iShares Core Total USD Bond Market ETF	795,063	41,939,573
iShares Fallen Angels USD Bond ETF	1,132,260	33,107,282
iShares U.S. Treasury Bond ETF	2,015,310	52,780,969
Master Total Return Portfolio	$151,968,162	151,968,162

		341,524,894

Total Long-Term Investments — 99.8% (Cost: $538,248,591)		610,554,930

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	2,647,010	$2,647,010

Total Short-Term Securities — 0.4% (Cost: $2,647,010)		2,647,010

Total Investments — 100.2% (Cost: $540,895,601)		613,201,940

Liabilities in Excess of Other Assets — (0.2)%		(1,053,881)

Net Assets — 100.0%		$612,148,059

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$20,767,299	$3,576,909		$(6,169,458)	$997,029	$5,237,002	$24,408,781	720,661	$180,599	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,647,010	(a)	—	—	—	2,647,010	2,647,010	284	—
BlackRock Strategic Income Opportunities Portfolio, Class K	88,543,055	12,530,433		(41,703,835)	1,334,843	1,024,412	61,728,908	5,969,914	1,067,091	202,746
BlackRock Technology Opportunities Fund, Class K	11,813,828	2,202,090		(3,947,098)	660,055	1,002,083	11,730,958	184,333	—	547,558

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 40/60 Target Allocation Fund

Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF(b)	$—	$21,637,857	$(21,618,432)	$(19,425)	$—	$—	—	$24,733	$—
iShares 20+ Year Treasury Bond ETF(b)	—	22,018,610	(20,067,081)	(1,951,529)	—	—	—	86,629	—
iShares Core MSCI EAFE ETF(b)	13,929,322	1,015,022	(16,906,237)	2,215,111	(253,218)	—	—	106,729	—
iShares Core S&P Small- Cap ETF	18,671,699	10,973,369	(15,496,457)	694,417	3,569,738	18,412,766	169,656	62,448	—
iShares Core S&P Total U.S. Stock Market ETF	50,646,920	21,269,060	(17,313,567)	1,265,388	10,676,393	66,544,194	726,465	489,688	—
iShares Core Total USD Bond Market ETF	—	43,286,603	(230,551)	(772)	(1,115,707)	41,939,573	795,063	138,796	—
iShares ESG Aware MSCI USA ETF	20,704,047	24,816,717	(3,010,036)	32,679	7,368,667	49,912,074	549,269	305,013	—
iShares Fallen Angels USD Bond ETF	—	33,384,426	(131,640)	(191)	(145,313)	33,107,282	1,132,260	168,201	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	38,848,612	294,540	(39,033,287)	408,918	(518,783)	—	—	84,924	—
iShares MSCI EAFE Growth ETF	20,441,229	7,642,624	(8,477,910)	(3,945)	2,282,409	21,884,407	217,842	81,698	—

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 40/60 Target Allocation Fund

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Value ETF	$—	$31,767,855		$(130,690)		$(991)	$769,380	$32,405,554	635,777	$—		$—
iShares MSCI Min Vol USA ETF(b)	9,903,769	935,046		(11,386,509)		1,987,928	(1,440,234)	—	—	49,845		—
iShares MSCI USA Momentum Factor ETF	—	12,087,500		(4,926,013)		(205,114)	(218,913)	6,737,460	41,884	3,830		—
iShares MSCI USA Value Factor ETF	18,234,727	3,746,624		(4,766,006)		599,622	6,890,086	24,705,053	241,119	254,980		—
iShares U.S. Energy ETF	—	5,885,414		—		—	116,954	6,002,368	228,836	26,650		—
iShares U.S. Medical Devices ETF	10,616,735	1,298,114		(6,769,231)		1,379,842	(239,039)	6,286,421	19,029	14,732		—
iShares U.S. Treasury Bond ETF	46,616,799	23,229,976		(14,087,929)		(100,667)	(2,877,210)	52,780,969	2,015,310	472,372		—
Master Advantage Large Cap Core Portfolio(b)	20,833,313	—		(22,972,631	)(a)(c)	5,524,057	(3,384,739)	—	—	56,763		—
Master Total Return Portfolio	101,013,273	53,874,923	(a)(c)	—		(606,075)	(2,313,959)	151,968,162	$151,968,162	1,655,607		—
SL Liquidity Series, LLC, Money Market Series(b)	—	1,153	(a)	—		(1,153)	—	—	—	35,988	(d)	—

						$14,210,027	$26,430,009	$613,201,940		$5,367,600		$750,304

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 40/60 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$458,586,768	$—	$—	$458,586,768
Short-Term Securities
Money Market Funds	2,647,010	—	—	2,647,010

	$461,233,778	$—	$—	461,233,778

Investments Valued at NAV(a)				151,968,162

				$613,201,940

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) March 31, 2021	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 64.1%
BlackRock Emerging Markets Fund, Inc., Class K	2,064,584	$69,927,472
BlackRock Technology Opportunities Fund, Class K(b)	526,407	33,500,561
iShares Core S&P Small-Cap ETF	431,771	46,860,107
iShares Core S&P Total U.S. Stock Market ETF	1,817,223	166,457,627
iShares ESG Aware MSCI USA ETF	1,777,377	161,510,248
iShares MSCI EAFE Growth ETF	594,119	59,685,195
iShares MSCI EAFE Value ETF	1,801,634	91,829,285
iShares MSCI USA Min Vol Factor ETF	180,809	12,510,175
iShares MSCI USA Momentum Factor ETF	153,405	24,676,728
iShares MSCI USA Value Factor ETF	465,177	47,662,035
iShares U.S. Energy ETF	887,482	23,278,653
iShares U.S. Medical Devices ETF(c)	53,765	17,761,805

		755,659,891

Fixed-Income Funds — 35.7%
iShares Core Total USD Bond Market ETF	1,535,370	80,990,767
iShares Fallen Angels USD Bond ETF	963,782	28,180,986
iShares U.S. Treasury Bond ETF	741,341	19,415,721
Master Total Return Portfolio	$293,154,697	293,154,697

		421,742,171

Total Long-Term Investments — 99.8% (Cost: $975,792,086)		1,177,402,062

Security	Shares	Value

Short-Term Securities(a)(d)

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	2,757,187	$2,757,187
SL Liquidity Series, LLC, Money Market Series, 0.16%(e)	13,062,217	13,066,135

Total Short-Term Securities — 1.4% (Cost: $15,823,322)		15,823,322

Total Investments — 101.2% (Cost: $991,615,408)		1,193,225,384

Liabilities in Excess of Other Assets — (1.2)%		(13,580,431)

Net Assets — 100.0%		$1,179,644,953

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$48,559,003	$24,430,445		$(22,437,429)	$3,795,534	$15,579,919	$69,927,472	2,064,584	$565,161	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,775,302	981,885	(a)	—	—	—	2,757,187	2,757,187	303	—
BlackRock Strategic Income Opportunities Portfolio, Class K(b)	73,739,575	4,482,943		(79,844,187)	4,697,937	(3,076,268)	—	—	469,688	122,518
BlackRock Technology Opportunities Fund, Class K	33,108,369	5,535,818		(9,864,148)	2,140,242	2,580,280	33,500,561	526,407	—	1,538,108

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 60/40 Target Allocation Fund

Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF(b)	$—	$30,536,480	$(30,508,927)	$(27,553)	$—	$—	—	$34,510	$—
iShares 20+ Year Treasury Bond ETF(b)	—	31,231,912	(28,004,606)	(3,227,306)	—	—	—	133,536	—
iShares Core MSCI EAFE ETF(b)	34,673,719	1,619,223	(40,178,427)	4,553,015	(667,530)	—	—	202,556	—
iShares Core S&P Small-Cap ETF	34,454,768	18,831,820	(19,049,996)	886,578	11,736,937	46,860,107	431,771	181,438	—
iShares Core S&P Total U.S. Stock Market ETF	142,733,095	44,856,564	(54,551,800)	6,082,254	27,337,514	166,457,627	1,817,223	1,302,979	—
iShares Core Total USD Bond Market ETF	—	83,385,170	(230,152)	(5,878)	(2,158,373)	80,990,767	1,535,370	269,953	—
iShares ESG Aware MSCI USA ETF	105,781,080	35,390,550	(2,164,693)	13,450	22,489,861	161,510,248	1,777,377	913,356	—
iShares Fallen Angels USD Bond ETF	—	28,188,660	(32,978)	(516)	25,820	28,180,986	963,782	81,741	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	54,128,499	—	(53,976,104)	650,118	(802,513)	—	—	118,326	—
iShares MSCI EAFE Growth ETF	66,747,135	9,278,579	(24,139,327)	3,899,366	3,899,442	59,685,195	594,119	265,245	—
iShares MSCI EAFE Value ETF	—	89,797,946	(196,417)	1,497	2,226,259	91,829,285	1,801,634	—	—
iShares MSCI USA Min Vol Factor ETF	18,381,070	2,136,279	(9,361,712)	1,526,092	(171,554)	12,510,175	180,809	139,048	—

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 60/40 Target Allocation Fund

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI USA Momentum Factor ETF	$—	$34,750,605		$(8,894,575)		$(364,325)	$(814,977)	$24,676,728	153,405	$14,012		$—
iShares MSCI USA Value Factor ETF	33,736,200	7,654,243		(7,964,985)		1,013,571	13,223,006	47,662,035	465,177	483,446		—
iShares U.S. Energy ETF	—	22,825,371		—		—	453,282	23,278,653	887,482	103,280		—
iShares U.S. Medical Devices ETF	29,887,395	3,213,584		(18,580,741)		4,200,514	(958,947)	17,761,805	53,765	41,474		—
iShares U.S. Treasury Bond ETF	—	47,938,981		(27,667,270)		(226,883)	(629,107)	19,415,721	741,341	56,527		—
Master Advantage Large Cap Core Portfolio(b)	48,552,828	—		(53,870,082	)(a)(c)	15,618,646	(10,301,392)	—	—	142,458		—
Master Total Return Portfolio	206,467,011	92,478,181	(a)(c)	—		(1,213,232)	(4,577,263)	293,154,697	$293,154,697	3,153,780		—
SL Liquidity Series, LLC, Money Market Series	1,581,067	11,483,597	(a)	—		1,471	—	13,066,135	13,062,217	43,032	(d)	—

						$44,014,592	$75,394,396	$1,193,225,384		$8,715,849		$1,660,626

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$884,247,365	$—	$—	$884,247,365
Short-Term Securities
Money Market Funds	2,757,187	—	—	2,757,187

	$887,004,552	$—	$—	887,004,552

Investments Valued at NAV(a)				306,28020,832

				$1,193,225,384

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) March 31, 2021	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 83.8%
BlackRock Emerging Markets Fund, Inc., Class K	1,249,797	$42,330,624
BlackRock Technology Opportunities Fund, Class K(b)	397,758	25,313,304
iShares Core S&P Small-Cap ETF	242,206	26,286,617
iShares Core S&P Total U.S. Stock Market ETF	1,385,727	126,932,593
iShares ESG Aware MSCI USA ETF	1,406,208	127,782,121
iShares MSCI EAFE Growth ETF	531,044	53,348,680
iShares MSCI EAFE Value ETF	1,143,567	58,287,610
iShares MSCI USA Min Vol Factor ETF	153,369	10,611,601
iShares MSCI USA Momentum Factor ETF	106,148	17,074,967
iShares MSCI USA Value Factor ETF	325,054	33,305,033
iShares U.S. Energy ETF	753,641	19,768,003
iShares U.S. Medical Devices ETF(c)	51,263	16,935,245

		557,976,398

Fixed-Income Funds — 15.9%
iShares Core Total USD Bond Market ETF	378,077	19,943,562
Master Total Return Portfolio	$85,662,458	85,662,458

		105,606,020

Total Long-Term Investments — 99.7% (Cost: $519,924,364)		663,582,418

Security	Shares	Value

Short-Term Securities(a)(d)

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	3,009,157	$3,009,157
SL Liquidity Series, LLC, Money Market Series, 0.16%(e)	4,120,988	4,121,414

Total Short-Term Securities — 1.1% (Cost: $7,130,571)		7,130,571

Total Investments — 100.8% (Cost: $527,054,935)		670,712,989

Liabilities in Excess of Other Assets — (0.8)%		(5,205,099)

Net Assets — 100.0%		$665,507,890

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$34,101,812	$11,773,986		$(15,368,146)	$2,159,207	$9,663,765	$42,330,624	1,249,797	$342,882	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	3,009,157	(a)	—	—	—	3,009,157	3,009,157	302	—
BlackRock Strategic Income Opportunities Portfolio, Class K(b)	—	5,484,928		(5,632,794)	147,866	—	—	—	42,159	12,661
BlackRock Technology Opportunities Fund, Class K	22,243,838	6,901,987		(7,733,926)	1,299,944	2,601,461	25,313,304	397,758	—	1,273,931

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 80/20 Target Allocation Fund

Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF(b)	$—	$5,430,331	$(5,425,454)	$(4,877)	$—	$—	—	$6,021	$—
iShares 20+ Year Treasury Bond ETF(b)	—	5,750,711	(4,995,225)	(755,486)	—	—	—	28,002	—
iShares Core MSCI EAFE ETF(b)	17,354,913	1,365,448	(20,782,626)	2,392,869	(330,604)	—	—	108,784	—
iShares Core S&P Small- Cap ETF	21,774,179	11,309,923	(13,853,251)	637,137	6,418,629	26,286,617	242,206	100,169	—
iShares Core S&P Total U.S. Stock Market ETF	96,013,239	35,223,571	(27,420,885)	1,647,791	21,468,877	126,932,593	1,385,727	925,079	—
iShares Core Total USD Bond Market ETF	—	20,140,341	(13,721)	8	(183,066)	19,943,562	378,077	21,326	—
iShares ESG Aware MSCI USA ETF	63,024,146	48,148,525	(758,777)	577	17,367,650	127,782,121	1,406,208	723,274	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	22,756,425	62,558	(22,754,819)	298,903	(363,067)	—	—	49,746	—
iShares MSCI EAFE Growth ETF	47,650,062	14,995,441	(14,417,588)	485,262	4,635,503	53,348,680	531,044	179,448	—
iShares MSCI EAFE Value ETF	—	56,929,188	(94,031)	(1,592)	1,454,045	58,287,610	1,143,567	—	—
iShares MSCI USA Min Vol Factor ETF	13,786,966	2,548,756	(6,784,457)	867,605	192,731	10,611,601	153,369	111,025	—

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 80/20 Target Allocation Fund

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI USA Momentum Factor ETF	$—	$22,629,749		$(4,795,992)		$(200,452)	$(558,338)	$17,074,967	106,148	$9,687		$—
iShares MSCI USA Value Factor ETF	21,623,295	6,816,470		(4,705,566)		465,860	9,104,974	33,305,033	325,054	327,296		—
iShares U.S. Energy ETF	—	19,384,602		—		—	383,401	19,768,003	753,641	87,641		—
iShares U.S. Medical Devices ETF	19,637,994	3,608,679		(8,497,621)		1,590,770	595,423	16,935,245	51,263	29,173		—
iShares U.S. Treasury Bond ETF	—	22,527,038		(22,176,492)		(350,546)	—	—	—	26,116		—
Master Advantage Large Cap Core Portfolio(b)	38,989,357	—		(42,613,757	)(a)(c)	7,776,761	(4,152,361)	—	—	94,845		—
Master Total Return Portfolio	55,268,487	32,096,194	(a)(c)	—		(366,863)	(1,335,360)	85,662,458	$85,662,458	884,486		—
SL Liquidity Series, LLC, Money Market Series	201,019	3,914,975	(a)	—		5,401	19	4,121,414	4,120,988	13,274	(d)	—

						$18,096,145	$66,963,682	$670,712,989		$4,110,735		$1,286,592

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 80/20 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$663,582,418	$—	$—	$663,582,418
Short-Term Securities
Money Market Funds	3,009,157	—	—	3,009,157

	$666,591,575	$—	$—	666,591,575

Investments Valued at NAV(a)				4,121,414

				$670,712,989

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	29

Statements of Assets and Liabilities (unaudited)

March 31, 2021

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments at value — affiliated(a)(b)	$544,622,710	$613,201,940	$1,193,225,384	$670,712,989
Cash	—	—	2,822,022	—
Receivables:
Securities lending income — affiliated	30,621	8,522	8,633	6,998
Capital shares sold	845,651	1,859,028	1,017,667	1,324,176
Dividends — affiliated	177,116	124,064	2,081	36
From the Manager	10,675	19,333	27,113	24,140
Prepaid expenses	79,127	68,209	73,495	67,063

Total assets	545,765,900	615,281,096	1,197,176,395	672,135,402

LIABILITIES
Collateral on securities loaned at value	—	—	13,064,664	4,120,835
Payables:
Investments purchased	1,218,219	1,851,163	3,313,755	1,857,219
Administration fees	8,765	15,836	53,004	17,315
Capital shares redeemed	2,786,762	974,366	529,262	331,864
Trustees’ and Officer’s fees	3,442	3,448	3,599	3,457
Other accrued expenses	110,048	143,411	325,094	182,188
Other affiliate fees	3,026	3,821	18,109	4,645
Service and distribution fees	125,881	140,992	223,955	109,989

Total liabilities	4,256,143	3,133,037	17,531,442	6,627,512

NET ASSETS	$541,509,757	$612,148,059	$1,179,644,953	$665,507,890

NET ASSETS CONSIST OF
Paid-in capital	$503,348,785	$524,652,400	$941,920,223	$501,421,497
Accumulated earnings	38,160,972	87,495,659	237,724,730	164,086,393

NET ASSETS	$541,509,757	$612,148,059	$1,179,644,953	$665,507,890

(a) Investments at cost — affiliated	$515,652,920	$540,895,601	$991,615,408	$527,054,935
(b) Securities loaned at value	$—	$—	$12,883,710	$4,063,758

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

March 31, 2021

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
NET ASSET VALUE
Institutional
Net assets	$151,757,958	$193,817,534	$268,411,035	$207,598,186

Shares outstanding	12,162,395	14,437,968	17,035,443	12,703,748

Net asset value	$12.48	$13.42	$15.76	$16.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$239,975,831	$269,798,014	$661,444,307	$256,373,934

Shares outstanding	19,508,942	20,294,762	42,771,764	16,024,946

Net asset value	$12.30	$13.29	$15.46	$16.00

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$84,965,470	$94,468,451	$93,931,908	$63,714,945

Shares outstanding	6,971,862	7,190,056	6,210,443	4,121,886

Net asset value	$12.19	$13.14	$15.12	$15.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$57,637,405	$42,834,454	$140,775,616	$128,983,420

Shares outstanding	4,618,317	3,188,480	8,935,255	7,892,471

Net asset value	$12.48	$13.43	$15.76	$16.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$7,173,093	$11,229,606	$15,082,087	$8,837,405

Shares outstanding	584,504	845,797	976,804	555,436

Net asset value	$12.27	$13.28	$15.44	$15.91

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations (unaudited)

Six Months Ended March 31, 2021

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	Black Rock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$3,421,165	$3,619,242	$5,376,579	$3,118,130
Securities lending income — affiliated — net	54,334	35,988	43,032	13,274
Net investment income allocated from the affiliated Master Portfolios:
Income	1,530,988	1,775,976	3,429,995	1,037,287
Expenses	(45,090)	(63,606)	(133,757)	(57,956)

Total investment income	4,961,397	5,367,600	8,715,849	4,110,735

EXPENSES
Service and distribution — class specific	716,488	793,423	1,266,939	597,935
Transfer agent — class specific	173,494	249,730	500,753	305,178
Administration	103,520	118,164	219,602	122,637
Registration	59,235	44,638	44,997	40,645
Administration — class specific	48,708	55,913	107,219	58,195
Professional	37,394	36,940	44,665	37,190
Accounting services	32,891	32,891	32,891	32,891
Custodian	7,910	3,501	5,669	3,825
Printing and postage	6,818	6,924	9,258	7,115
Trustees and Officer	5,400	5,468	6,015	5,485
Miscellaneous	9,842	10,125	13,603	9,203

Total expenses	1,201,700	1,357,717	2,251,611	1,220,299
Less:
Fees waived and/or reimbursed by the Manager	(91,151)	(61,639)	(3,917)	(54,823)
Administration fees waived — class specific	(17,847)	(22,050)	(40,130)	(44,511)
Transfer agent fees waived and/or reimbursed — class specific	(48,020)	(97,213)	(147,646)	(138,431)

Total expenses after fees waived and/or reimbursed	1,044,682	1,176,815	2,059,918	982,534

Net investment income	3,916,715	4,190,785	6,655,931	3,128,201

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	5,164,336	9,292,045	29,609,178	10,686,247
Capital gain distributions from investment companies — affiliated	275,096	750,304	1,660,626	1,286,592
Allocation from the affiliated Master Portfolios	1,733,820	4,917,982	14,405,414	7,409,898

	7,173,252	14,960,331	45,675,218	19,382,737

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	12,602,215	32,128,707	90,273,051	72,451,403
Allocation from the affiliated Master Portfolios	(3,575,435)	(5,698,698)	(14,878,655)	(5,487,721)

	9,026,780	26,430,009	75,394,396	66,963,682

Net realized and unrealized gain	16,200,032	41,390,340	121,069,614	86,346,419

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,116,747	$45,581,125	$127,725,545	$89,474,620

See notes to financial statements.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,916,715	$7,032,060	$4,190,785	$7,073,101
Net realized gain	7,173,252	12,467,045	14,960,331	14,289,737
Net change in unrealized appreciation (depreciation)	9,026,780	5,227,639	26,430,009	20,009,070

Net increase in net assets resulting from operations	20,116,747	24,726,744	45,581,125	41,371,908

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,248,568)	(1,191,216)	(7,847,044)	(2,039,966)
Investor A	(8,878,663)	(3,241,148)	(10,328,010)	(4,289,541)
Investor C	(2,942,806)	(1,186,832)	(3,235,754)	(1,437,982)
Class K	(2,360,694)	(877,464)	(1,482,505)	(346,351)
Class R	(306,762)	(192,302)	(402,884)	(317,670)

Decrease in net assets resulting from distributions to shareholders	(19,737,493)	(6,688,962)	(23,296,197)	(8,431,510)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	114,400,913	102,522,383	97,330,299	91,646,210

NET ASSETS
Total increase in net assets	114,780,167	120,560,165	119,615,227	124,586,608
Beginning of period	426,729,590	306,169,425	492,532,832	367,946,224

End of period	$541,509,757	$426,729,590	$612,148,059	$492,532,832

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets  (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,655,931	$14,458,337	$3,128,201	$6,171,346
Net realized gain	45,675,218	17,985,543	19,382,737	3,701,218
Net change in unrealized appreciation (depreciation)	75,394,396	61,645,158	66,963,682	43,199,927

Net increase in net assets resulting from operations	127,725,545	94,089,038	89,474,620	53,072,491

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(9,419,792)	(6,274,412)	(3,939,461)	(3,431,216)
Investor A	(22,531,685)	(19,637,878)	(4,257,984)	(4,098,713)
Investor C	(2,562,007)	(2,674,572)	(668,676)	(862,069)
Class K	(3,901,728)	(1,101,930)	(2,069,040)	(701,406)
Class R	(483,084)	(461,998)	(145,573)	(152,195)

Decrease in net assets resulting from distributions to shareholders	(38,898,296)	(30,150,790)	(11,080,734)	(9,245,599)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	159,693,577	18,345,433	112,421,366	53,438,818

NET ASSETS
Total increase in net assets	248,520,826	82,283,681	190,815,252	97,265,710
Beginning of period	931,124,127	848,840,446	474,692,638	377,426,928

End of period	$1,179,644,953	$931,124,127	$665,507,890	$474,692,638

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		BlackRock 20/80 Target Allocation Fund

		Institutional
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.44		$11.85	$11.62	$11.67	$11.31	$11.50

Net investment income(a)	0.12		0.29	0.36	0.30	0.28	0.25
Net realized and unrealized gain (loss)	0.48		0.59	0.42	(0.04)	0.28	0.27

Net increase from investment operations	0.60		0.88	0.78	0.26	0.56	0.52

Distributions(b)
From net investment income		(0.20)	(0.28)	(0.40)	(0.31)	(0.20)	(0.23)
From net realized gain		(0.36)	(0.01)	(0.15)	—	—	(0.48)

Total distributions		(0.56)	(0.29)	(0.55)	(0.31)	(0.20)	(0.71)

Net asset value, end of period	$12.48		$12.44	$11.85	$11.62	$11.67	$11.31

Total Return(c)
Based on net asset value	4.77	%(d)	7.56%	7.23%	2.27%	5.09%	4.76%

Ratios to Average Net Assets
Total expenses(e)	0.24	%(f)	0.26%	0.28%	0.31%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed(e)	0.11	%(f)	0.12%	0.12%	0.16%	0.17%	0.12%

Net investment income(e)	1.92	%(f)	2.44%	3.17%	2.63%	2.49%	2.25%

Supplemental Data
Net assets, end of period (000)	$151,758		$101,480	$46,017	$42,461	$52,839	$49,937

Portfolio turnover rate		52%	88%	62%	64%	80%	95%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.23%	0.20%	0.31%	0.27%	0.45%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 20/80 Target Allocation Fund (continued)

		Investor A
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.26		$11.68		$11.46		$11.51		$11.16		$11.37

Net investment income(a)	0.10		0.25		0.32		0.26		0.24		0.21
Net realized and unrealized gain (loss)	0.46		0.59		0.41		(0.04)		0.28		0.26

Net increase from investment operations	0.56		0.84		0.73		0.22		0.52		0.47

Distributions(b)
From net investment income		(0.16)	(0.25)		(0.36)		(0.27)		(0.17)		(0.20)
From net realized gain		(0.36)	(0.01)		(0.15)		—		—		(0.48)

Total distributions		(0.52)	(0.26)		(0.51)		(0.27)		(0.17)		(0.68)

Net asset value, end of period	$12.30		$12.26		$11.68		$11.46		$11.51		$11.16

Total Return(c)
Based on net asset value	4.56	%(d)	7.27%		6.82%		1.94%		4.78%		4.35%

Ratios to Average Net Assets
Total expenses(e)	0.47	%(f)	0.51	%(g)	0.54	%(g)	0.56	%(g)	0.60	%(g)	0.60%

Total expenses after fees waived and/or reimbursed(e)	0.43	%(f)	0.45%		0.46%		0.50%		0.51%		0.46%

Net investment income(e)	1.62	%(f)	2.10%		2.82%		2.29%		2.17%		1.88%

Supplemental Data
Net assets, end of period (000)	$239,976		$189,930		$137,115		$122,394		$143,061		$171,824

Portfolio turnover rate		52%	88%		62%		64%		80%		95%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.23%	0.20%	0.31%	0.27%	0.45%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the years ended September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017.

See notes to financial statements.

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 20/80 Target Allocation Fund (continued)

		Investor C
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.10		$11.54		$11.30		$11.34		$11.01		$11.24

Net investment income(a)	0.06		0.16		0.23		0.17		0.16		0.12
Net realized and unrealized gain (loss)	0.46		0.57		0.42		(0.04)		0.28		0.27

Net increase from investment operations	0.52		0.73		0.65		0.13		0.44		0.39

Distributions(b)
From net investment income		(0.07)	(0.16)		(0.26)		(0.17)		(0.11)		(0.14)
From net realized gain		(0.36)	(0.01)		(0.15)		—		—		(0.48)

Total distributions		(0.43)	(0.17)		(0.41)		(0.17)		(0.11)		(0.62)

Net asset value, end of period	$12.19		$12.10		$11.54		$11.30		$11.34		$11.01

Total Return(c)
Based on net asset value	4.24	%(d)	6.37%		6.10%		1.14%		4.01%		3.64%

Ratios to Average Net Assets
Total expenses(e)	1.21	%(f)	1.25	%(g)	1.28	%(g)	1.31	%(g)	1.35	%(g)	1.33	%(g)

Total expenses after fees waived and/or reimbursed(e)	1.18	%(f)	1.19%		1.22%		1.25%		1.26%		1.21%

Net investment income(e)	0.91	%(f)	1.35%		2.09%		1.54%		1.42%		1.11%

Supplemental Data
Net assets, end of period (000)	$84,965		$82,134		$79,944		$91,279		$118,900		$147,046

Portfolio turnover rate		52%	88%		62%		64%		80%		95%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.23%	0.20%	0.31%	0.27%	0.45%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 1.27% and 1.30%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2020, September 30, 2017 and September 30, 2016.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 20/80 Target Allocation Fund (continued)

		Class K
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
			2020	2019	2018	2017

Net asset value, beginning of period	$12.44		$11.85	$11.62	$11.67	$11.31	$10.90

Net investment income(b)	0.12		0.29	0.33	0.30	0.29	0.12
Net realized and unrealized gain (loss)	0.48		0.60	0.45	(0.04)	0.28	0.29

Net increase from investment operations	0.60		0.89	0.78	0.26	0.57	0.41

Distributions(c)
From net investment income		(0.20)	(0.29)	(0.40)	(0.31)	(0.21)	—
From net realized gain		(0.36)	(0.01)	(0.15)	—	—	—

Total distributions		(0.56)	(0.30)	(0.55)	(0.31)	(0.21)	—

Net asset value, end of period	$12.48		$12.44	$11.85	$11.62	$11.67	$11.31

Total Return(d)
Based on net asset value	4.78	%(e)	7.58%	7.26%	2.29%	5.12%	3.76	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.15	%(g)	0.18%	0.18%	0.23%	0.29%	0.24	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.09	%(g)	0.10%	0.10%	0.14%	0.16%	0.10	%(g)

Net investment income(f)	1.96	%(g)	2.44%	2.87%	2.63%	2.63%	2.03	%(g)

Supplemental Data
Net assets, end of period (000)	$57,637		$44,530	$31,853	$3,355	$1,607	$207

Portfolio turnover rate		52%	88%	62%	64%	80%	95	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
		2020	2019	2018	2017
Investments in underlying funds	0.22%	0.23%	0.20%	0.31%	0.27%	0.45%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 20/80 Target Allocation Fund (continued)

		Class R
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018	2017	2016

Net asset value, beginning of period	$12.20		$11.62		$11.39		$11.44	$11.10	$11.30

Net investment income(a)	0.09		0.21		0.28		0.22	0.21	0.17
Net realized and unrealized gain (loss)	0.46		0.58		0.42		(0.03)	0.27	0.27

Net increase from investment operations	0.55		0.79		0.70		0.19	0.48	0.44

Distributions(b)
From net investment income		(0.12)	(0.20)		(0.32)		(0.24)	(0.14)	(0.16)
From net realized gain		(0.36)	(0.01)		(0.15)		—	—	(0.48)

Total distributions		(0.48)	(0.21)		(0.47)		(0.24)	(0.14)	(0.64)

Net asset value, end of period	$12.27		$12.20		$11.62		$11.39	$11.44	$11.10

Total Return(c)
Based on net asset value	4.43	%(d)	6.87%		6.58%		1.64%	4.39%	4.11%

Ratios to Average Net Assets
Total expenses(e)	0.75	%(f)	0.79	%(g)	0.85	%(g)	0.89%	0.93%	0.91	%(g)

Total expenses after fees waived and/or reimbursed(e)	0.71	%(f)	0.74%		0.78%		0.81%	0.82%	0.77%

Net investment income(e)	1.39	%(f)	1.81%		2.55%		1.97%	1.86%	1.58%

Supplemental Data
Net assets, end of period (000)	$7,173		$8,656		$11,241		$14,079	$15,209	$15,976

Portfolio turnover rate		52%	88%		62%		64%	80%	95%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.23%	0.20%	0.31%	0.27%	0.45%

(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the years ended September 30, 2020, September 30, 2019 and September 30, 2016.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 40/60 Target Allocation Fund

		Institutional
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.86		$11.95	$12.17	$11.91	$11.18	$11.54

Net investment income(a)	0.12		0.26	0.31	0.28	0.26	0.23
Net realized and unrealized gain	1.04		0.97	0.31	0.28	0.67	0.45

Net increase from investment operations	1.16		1.23	0.62	0.56	0.93	0.68

Distributions(b)
From net investment income		(0.18)	(0.32)	(0.27)	(0.30)	(0.20)	(0.23)
From net realized gain		(0.42)	—	(0.57)	—	—	(0.81)

Total distributions		(0.60)	(0.32)	(0.84)	(0.30)	(0.20)	(1.04)

Net asset value, end of period	$13.42		$12.86	$11.95	$12.17	$11.91	$11.18

Total Return(c)
Based on net asset value	9.09	%(d)	10.48%	6.00%	4.74%	8.48%	6.31%

Ratios to Average Net Assets
Total expenses(e)	0.26	%(f)	0.31%	0.34%	0.32%	0.36%	0.35%

Total expenses after fees waived and/or reimbursed(e)	0.11	%(f)	0.13%	0.14%	0.15%	0.16%	0.12%

Net investment income(e)	1.83	%(f)	2.15%	2.69%	2.37%	2.29%	2.12%

Supplemental Data
Net assets, end of period (000)	$193,818		$152,244	$73,817	$66,357	$60,948	$45,376

Portfolio turnover rate		47%	98%	68%	79%	74%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.21%	0.20%	0.30%	0.29%	0.46%

(f)	Annualized.

See notes to financial statements.

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 40/60 Target Allocation Fund (continued)

		Investor A
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017	2016

Net asset value, beginning of period	$12.73		$11.83		$12.06		$11.80		$11.08	$11.46

Net investment income(a)	0.10		0.22		0.27		0.24		0.22	0.20
Net realized and unrealized gain	1.02		0.96		0.30		0.28		0.67	0.43

Net increase from investment operations	1.12		1.18		0.57		0.52		0.89	0.63

Distributions(b)
From net investment income		(0.14)	(0.28)		(0.23)		(0.26)		(0.17)	(0.20)
From net realized gain		(0.42)	—		(0.57)		—		—	(0.81)

Total distributions		(0.56)	(0.28)		(0.80)		(0.26)		(0.17)	(1.01)

Net asset value, end of period	$13.29		$12.73		$11.83		$12.06		$11.80	$11.08

Total Return(c)
Based on net asset value	8.88	%(d)	10.15%		5.57%		4.42%		8.17%	5.89%

Ratios to Average Net Assets
Total expenses(e)	0.46	%(f)	0.50	%(g)	0.53	%(g)	0.54	%(g)	0.57%	0.58	%(g)

Total expenses after fees waived and/or reimbursed(e)	0.44	%(f)	0.46%		0.48%		0.49%		0.50%	0.46%

Net investment income(e)	1.50	%(f)	1.80%		2.36%		2.02%		1.93%	1.81%

Supplemental Data
Net assets, end of period (000)	$269,798		$222,510		$178,719		$169,126		$186,642	$195,865

Portfolio turnover rate		47%	98%		68%		79%		74%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.21%	0.20%	0.30%	0.29%	0.46%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 0.52% and 0.53%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2020 and September 30, 2016.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 40/60 Target Allocation Fund (continued)

		Investor C
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.54		$11.66		$11.87		$11.60		$10.91		$11.31

Net investment income(a)	0.05		0.13		0.18		0.15		0.13		0.11
Net realized and unrealized gain	1.02		0.94		0.31		0.27		0.66		0.44

Net increase from investment operations	1.07		1.07		0.49		0.42		0.79		0.55

Distributions(b)
From net investment income		(0.05)	(0.19)		(0.13)		(0.15)		(0.10)		(0.14)
From net realized gain		(0.42)	—		(0.57)		—		—		(0.81)

Total distributions		(0.47)	(0.19)		(0.70)		(0.15)		(0.10)		(0.95)

Net asset value, end of period	$13.14		$12.54		$11.66		$11.87		$11.60		$10.91

Total Return(c)
Based on net asset value	8.54	%(d)	9.30%		4.78%		3.63%		7.32%		5.18%

Ratios to Average Net Assets
Total expenses(e)	1.21	%(f)	1.25	%(g)	1.28	%(g)	1.29	%(g)	1.33	%(g)	1.33	%(g)

Total expenses after fees waived and/or reimbursed(e)	1.19	%(f)	1.21%		1.23%		1.24%		1.25%		1.21%

Net investment income(e)	0.75	%(f)	1.06%		1.63%		1.26%		1.18%		1.04%

Supplemental Data
Net assets, end of period (000)	$94,468		$84,541		$87,646		$101,711		$128,703		$153,937

Portfolio turnover rate		47%	98%		68%		79%		74%		103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.21%	0.20%	0.30%	0.29%	0.46%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2016, the ratios would have been 1.27% and 1.32%, respectively. There was no financial impact to the expense ratio for the years ended September 30, 2020, September 30, 2018 and September 30, 2017.

See notes to financial statements.

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 40/60 Target Allocation Fund (continued)

		Class K
	Six Months Ended 03/31/21 (unaudited)						Period from 03/28/16 to 09/30/16	(a)
			Year Ended September 30,
			2020	2019	2018	2017

Net asset value, beginning of period	$12.87		$11.96	$12.18	$11.92	$11.19	$10.68

Net investment income(b)	0.12		0.27	0.31	0.29	0.29	0.11
Net realized and unrealized gain	1.04		0.96	0.32	0.27	0.64	0.40

Net increase from investment operations	1.16		1.23	0.63	0.56	0.93	0.51

Distributions(c)
From net investment income		(0.18)	(0.32)	(0.28)	(0.30)	(0.20)	—
From net realized gain		(0.42)	—	(0.57)	—	—	—

Total distributions		(0.60)	(0.32)	(0.85)	(0.30)	(0.20)	—

Net asset value, end of period	$13.43		$12.87	$11.96	$12.18	$11.92	$11.19

Total Return(d)
Based on net asset value	9.10	%(e)	10.49%	6.02%	4.75%	8.49%	4.78	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.14	%(g)	0.17%	0.20%	0.21%	0.26%	0.23	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.09	%(g)	0.11%	0.12%	0.13%	0.14%	0.10	%(g)

Net investment income(f)	1.85	%(g)	2.19%	2.68%	2.40%	2.56%	1.94	%(g)

Supplemental Data
Net assets, end of period (000)	$42,834		$23,034	$10,987	$4,939	$2,359	$253

Portfolio turnover rate		47%	98%	68%	79%	74%	103	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
		2020	2019	2018	2017
Investments in underlying funds	0.22%	0.21%	0.20%	0.30%	0.29%	0.46%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 40/60 Target Allocation Fund (continued)

		Class R
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.69		$11.78	$12.00	$11.75	$11.04	$11.40

Net investment income(a)	0.09		0.19	0.25	0.22	0.20	0.18
Net realized and unrealized gain	1.03		0.97	0.31	0.27	0.66	0.44

Net increase from investment operations	1.12		1.16	0.56	0.49	0.86	0.62

Distributions(b)
From net investment income		(0.11)	(0.25)	(0.21)	(0.24)	(0.15)	(0.17)
From net realized gain		(0.42)	—	(0.57)	—	—	(0.81)

Total distributions		(0.53)	(0.25)	(0.78)	(0.24)	(0.15)	(0.98)

Net asset value, end of period	$13.28		$12.69	$11.78	$12.00	$11.75	$11.04

Total Return(c)
Based on net asset value	8.83	%(d)	9.99%	5.45%	4.18%	7.94%	5.80%

Ratios to Average Net Assets
Total expenses(e)	0.79	%(f)	0.82%	0.85%	0.84%	0.88%	0.89%

Total expenses after fees waived and/or reimbursed(e)	0.61	%(f)	0.63%	0.64%	0.65%	0.66%	0.62%

Net investment income(e)	1.33	%(f)	1.61%	2.21%	1.84%	1.77%	1.65%

Supplemental Data
Net assets, end of period (000)	$11,230		$10,205	$16,778	$18,302	$22,405	$21,619

Portfolio turnover rate		47%	98%	68%	79%	74%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.21%	0.20%	0.30%	0.29%	0.46%

(f) Annualized.

See notes to financial statements.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 60/40 Target Allocation Fund

		Institutional
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019		2018	2017		2016

Net asset value, beginning of period	$14.43		$13.37	$13.74		$13.20	$12.08		$12.39

Net investment income(a)	0.12		0.27	0.30		0.30	0.28		0.23
Net realized and unrealized gain	1.81		1.30	0.19		0.67	1.05		0.60

Net increase from investment operations	1.93		1.57	0.49		0.97	1.33		0.83

Distributions(b)
From net investment income		(0.21)	(0.35)	(0.21)		(0.30)	(0.21)		(0.22)
From net realized gain		(0.39)	(0.16)	(0.65)		(0.13)	—		(0.92)

Total distributions		(0.60)	(0.51)	(0.86)		(0.43)	(0.21)		(1.14)

Net asset value, end of period	$15.76		$14.43	$13.37		$13.74	$13.20		$12.08

Total Return(c)
Based on net asset value	13.48	%(d)	12.00%	4.22%		7.42%	11.19	%(e)	7.10%

Ratios to Average Net Assets
Total expenses(f)	0.25	%(g)	0.28%	0.34	%(h)	0.29%	0.32%		0.31%

Total expenses after fees waived and/or reimbursed(f)	0.12	%(g)	0.13%	0.15%		0.15%	0.14%		0.11%

Net investment income(f)	1.53	%(g)	2.00%	2.36%		2.22%	2.27%		1.95%

Supplemental Data
Net assets, end of period (000)	$268,411		$215,674	$161,196		$108,221	$90,274		$61,601

Portfolio turnover rate		47%	98%	69%		88%	70%		94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.19%	0.21%	0.19%	0.27%	0.26%	0.42%

(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.32%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 60/40 Target Allocation Fund (continued)

		Investor A
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$14.15		$13.13	$13.50		$12.98		$11.89		$12.22

Net investment income(a)	0.09		0.22	0.26		0.25		0.24		0.19
Net realized and unrealized gain	1.77		1.27	0.19		0.65		1.03		0.59

Net increase from investment operations	1.86		1.49	0.45		0.90		1.27		0.78

Distributions(b)
From net investment income		(0.16)	(0.31)	(0.17)		(0.25)		(0.18)		(0.19)
From net realized gain		(0.39)	(0.16)	(0.65)		(0.13)		—		(0.92)

Total distributions		(0.55)	(0.47)	(0.82)		(0.38)		(0.18)		(1.11)

Net asset value, end of period	$15.46		$14.15	$13.13		$13.50		$12.98		$11.89

Total Return(c)
Based on net asset value	13.26	%(d)	11.54%	3.94%		7.03%		10.86	%(e)	6.77%

Ratios to Average Net Assets
Total expenses(f)	0.46	%(g)	0.49%	0.55	%(h)(i)	0.51	%(i)	0.55	%(i)	0.57	%(i)

Total expenses after fees waived and/or reimbursed(f)	0.45	%(g)	0.47%	0.49%		0.49%		0.48%		0.45%

Net investment income(f)	1.19	%(g)	1.66%	2.03%		1.85%		1.93%		1.64%

Supplemental Data
Net assets, end of period (000)	$661,444		$576,079	$555,513		$280,970		$279,181		$269,175

Portfolio turnover rate		47%	98%	69%		88%		70%		94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.19%	0.21%	0.19%	0.27%	0.26%	0.42%

(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.53%.
(i)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018 the ratio would have been 0.50%. There was no financial impact to the expense ratios for the years ended September 30, 2020, September 30, 2019, September 30, 2017 and September 30, 2016.

See notes to financial statements.

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 60/40 Target Allocation Fund (continued)

		Investor C
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019		2018	2017		2016

Net asset value, beginning of period	$13.79		$12.81	$13.17		$12.66	$11.61		$11.99

Net investment income(a)	0.03		0.12	0.15		0.14	0.14		0.10
Net realized and unrealized gain	1.73		1.23	0.20		0.64	1.02		0.57

Net increase from investment operations	1.76		1.35	0.35		0.78	1.16		0.67

Distributions(b)
From net investment income		(0.04)	(0.21)	(0.06)		(0.14)	(0.11)		(0.13)
From net realized gain		(0.39)	(0.16)	(0.65)		(0.13)	—		(0.92)

Total distributions		(0.43)	(0.37)	(0.71)		(0.27)	(0.11)		(1.05)

Net asset value, end of period	$15.12		$13.79	$12.81		$13.17	$12.66		$11.61

Total Return(c)
Based on net asset value	12.86	%(d)	10.69%	3.15%		6.23%	10.06	%(e)	5.89%

Ratios to Average Net Assets
Total expenses(f)	1.20	%(g)	1.23%	1.30	%(h)(i)	1.28%	1.31%		1.33	%(i)

Total expenses after fees waived and/or reimbursed(f)	1.20	%(g)	1.22%	1.24%		1.24%	1.23%		1.20%

Net investment income(f)	0.45	%(g)	0.91%	1.23%		1.10%	1.17%		0.88%

Supplemental Data
Net assets, end of period (000)	$93,932		$85,371	$94,713		$105,283	$117,602		$125,371

Portfolio turnover rate		47%	98%	69%		88%	70%		94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.19%	0.21%	0.19%	0.27%	0.26%	0.42%

(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.27%.
(i)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.29%. There was no financial impact to the expense ratio for the year ended September 30, 2020 and September 30, 2016.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 60/40 Target Allocation Fund (continued)

		Class K
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,						Period from 03/28/16 to 09/30/16	(a)
			2020	2019		2018	2017

Net asset value, beginning of period	$14.43		$13.37	$13.74		$13.20	$12.07		$11.45

Net investment income(b)	0.13		0.27	0.30		0.30	0.28		0.11
Net realized and unrealized gain	1.80		1.30	0.19		0.67	1.06		0.51

Net increase from investment operations	1.93		1.57	0.49		0.97	1.34		0.62

Distributions(c)
From net investment income		(0.21)	(0.35)	(0.21)		(0.30)	(0.21)		—
From net realized gain		(0.39)	(0.16)	(0.65)		(0.13)	—		—

Total distributions		(0.60)	(0.51)	(0.86)		(0.43)	(0.21)		—

Net asset value, end of period	$15.76		$14.43	$13.37		$13.74	$13.20		$12.07

Total Return(d)
Based on net asset value	13.49	%(e)	12.02%	4.24%		7.44%	11.30	%(f)	5.42	%(e)

Ratios to Average Net Assets
Total expenses(g)	0.12	%(h)	0.14%	0.20	%(i)	0.18%	0.24%		0.22	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.10	%(h)	0.11%	0.13%		0.13%	0.12%		0.09	%(h)

Net investment income(g)	1.60	%(h)	2.03%	2.33%		2.21%	2.37%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$140,776		$40,575	$21,488		$18,719	$10,395		$276

Portfolio turnover rate		47%	98%	69%		88%	70%		94	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
		2020	2019	2018	2017
Investments in underlying funds	0.19%	0.21%	0.19%	0.27%	0.26%	0.42%

(h)	Annualized.
(i)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.18%.
(j)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 60/40 Target Allocation Fund (continued)

		Class R
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019		2018	2017		2016

Net asset value, beginning of period	$14.12		$13.08	$13.45		$12.93	$11.85		$12.17

Net investment income(a)	0.08		0.19	0.23		0.22	0.21		0.17
Net realized and unrealized gain	1.76		1.28	0.19		0.66	1.03		0.59

Net increase from investment operations	1.84		1.47	0.42		0.88	1.24		0.76

Distributions(b)
From net investment income		(0.13)	(0.27)	(0.14)		(0.23)	(0.16)		(0.16)
From net realized gain		(0.39)	(0.16)	(0.65)		(0.13)	—		(0.92)

Total distributions		(0.52)	(0.43)	(0.79)		(0.36)	(0.16)		(1.08)

Net asset value, end of period	$15.44		$14.12	$13.08		$13.45	$12.93		$11.85

Total Return(c)
Based on net asset value	13.13	%(d)	11.42%	3.68%		6.85%	10.59	%(e)	6.63%

Ratios to Average Net Assets
Total expenses(f)	0.79	%(g)	0.82%	0.87	%(h)	0.84%	0.86%		0.90%

Total expenses after fees waived and/or reimbursed(f)	0.65	%(g)	0.66%	0.68%		0.68%	0.67%		0.64%

Net investment income(f)	1.01	%(g)	1.45%	1.80%		1.66%	1.73%		1.48%

Supplemental Data
Net assets, end of period (000)	$15,082		$13,425	$15,930		$18,740	$20,593		$18,260

Portfolio turnover rate		47%	98%	69%		88%	70%		94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.19%	0.21%	0.19%	0.27%	0.26%	0.42%

(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.84%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 80/20 Target Allocation Fund

		Institutional

	Six Months Ended 03/31/21 (unaudited)			Year Ended September 30,
			2020	2019	2018	2017		2016

Net asset value, beginning of period	$14.16		$12.83	$13.26	$12.47	$11.11		$11.67

Net investment income(a)	0.10		0.23	0.25	0.25	0.25		0.20
Net realized and unrealized gain	2.41		1.43	0.01	0.93	1.30		0.71

Net increase from investment operations	2.51		1.66	0.26	1.18	1.55		0.91

Distributions(b)
From net investment income		(0.18)	(0.27)	(0.16)	(0.22)	(0.19)		(0.19)
From net realized gain		(0.15)	(0.06)	(0.53)	(0.17)	—		(1.28)

Total distributions		(0.33)	(0.33)	(0.69)	(0.39)	(0.19)		(1.47)

Net asset value, end of period	$16.34		$14.16	$12.83	$13.26	$12.47		$11.11

Total Return(c)
Based on net asset value	17.78	%(d)	13.11%	2.81%	9.65%	14.11	%(e)	8.32%

Ratios to Average Net Assets
Total expenses(f)	0.29	%(g)	0.34%	0.39%	0.36%	0.34%		0.43%

Total expenses after fees waived and/or reimbursed(f)	0.11	%(g)	0.14%	0.18%	0.16%	0.11%		0.10%

Net investment income(f)	1.31	%(g)	1.76%	2.00%	1.94%	2.09%		1.79%

Supplemental Data
Net assets, end of period (000)	$207,598		$168,065	$124,885	$115,594	$75,614		$33,056

Portfolio turnover rate		41%	116%	64%	80%	59%		81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.20%	0.19%	0.21%	0.21%	0.39%

(g)	Annualized.

See notes to financial statements.

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 80/20 Target Allocation Fund (continued)

		Investor A
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019		2018	2017		2016

Net asset value, beginning of period	$13.85		$12.56	$13.00		$12.23	$10.92		$11.50

Net investment income(a)	0.07		0.18	0.20		0.19	0.20		0.17
Net realized and unrealized gain	2.36		1.40	0.01		0.93	1.27		0.69

Net increase from investment operations	2.43		1.58	0.21		1.12	1.47		0.86

Distributions(b)
From net investment income		(0.13)	(0.23)	(0.12)		(0.18)	(0.16)		(0.16)
From net realized gain		(0.15)	(0.06)	(0.53)		(0.17)	—		(1.28)

Total distributions		(0.28)	(0.29)	(0.65)		(0.35)	(0.16)		(1.44)

Net asset value, end of period	$16.00		$13.85	$12.56		$13.00	$12.23		$10.92

Total Return(c)
Based on net asset value	17.63	%(d)	12.72%	2.39%		9.32%	13.66	%(e)	8.01%

Ratios to Average Net Assets
Total expenses(f)	0.48	%(g)	0.53%	0.57	%(h)	0.57%	0.59%		0.73%

Total expenses after fees waived and/or reimbursed(f)	0.45	%(g)	0.48%	0.52%		0.50%	0.45%		0.44%

Net investment income(f)	0.96	%(g)	1.41%	1.66%		1.54%	1.73%		1.57%

Supplemental Data
Net assets, end of period (000)	$256,374		$203,561	$173,105		$163,604	$146,811		$120,613

Portfolio turnover rate		41%	116%	64%		80%	59%		81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.20%	0.19%	0.21%	0.21%	0.39%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2020 and September 30, 2019.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018	2017		2016

Net asset value, beginning of period	$13.35		$12.12	$12.55	$11.82	$10.57		$11.19

Net investment income(a)	0.02		0.08	0.11	0.10	0.11		0.08
Net realized and unrealized gain	2.27		1.35	0.01	0.90	1.23		0.67

Net increase from investment operations	2.29		1.43	0.12	1.00	1.34		0.75

Distributions(b)
From net investment income		(0.03)	(0.14)	(0.02)	(0.10)	(0.09)		(0.09)
From net realized gain		(0.15)	(0.06)	(0.53)	(0.17)	—		(1.28)

Total distributions		(0.18)	(0.20)	(0.55)	(0.27)	(0.09)		(1.37)

Net asset value, end of period	$15.46		$13.35	$12.12	$12.55	$11.82		$10.57

Total Return(c)
Based on net asset value	17.17	%(d)	11.90%	1.63%	8.55%	12.81	%(e)	7.13%

Ratios to Average Net Assets
Total expenses(f)	1.24	%(g)	1.30%	1.35%	1.36%	1.39%		1.49%

Total expenses after fees waived and/or reimbursed(f)	1.20	%(g)	1.23%	1.27%	1.25%	1.20%		1.19%

Net investment income(f)	0.22	%(g)	0.66%	0.91%	0.80%	0.96%		0.77%

Supplemental Data
Net assets, end of period (000)	$63,715		$50,977	$51,002	$55,986	$51,364		$38,988

Portfolio turnover rate		41%	116%	64%	80%	59%		81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.20%	0.19%	0.21%	0.21%	0.39%

(g)	Annualized.

See notes to financial statements.

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Class K
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,					Period from 03/28/16 to 09/30/16	(a)
			2020	2019	2018	2017

Net asset value, beginning of period	$14.16		$12.83	$13.26	$12.47	$11.12		$10.40

Net investment income(b)	0.11		0.24	0.25	0.25	0.24		0.10
Net realized and unrealized gain	2.40		1.42	0.01	0.94	1.30		0.62

Net increase from investment operations	2.51		1.66	0.26	1.19	1.54		0.72

Distributions(c)
From net investment income		(0.18)	(0.27)	(0.16)	(0.23)	(0.19)		—
From net realized gain		(0.15)	(0.06)	(0.53)	(0.17)	—		—

Total distributions		(0.33)	(0.33)	(0.69)	(0.40)	(0.19)		—

Net asset value, end of period	$16.34		$14.16	$12.83	$13.26	$12.47		$11.12

Total Return(d)
Based on net asset value	17.80	%(e)	13.13%	2.83%	9.66%	14.02	%(f)	6.92	%(e)

Ratios to Average Net Assets
Total expenses(g)	0.13	%(h)	0.18%	0.23%	0.22%	0.29%		0.33	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.09	%(h)	0.12%	0.16%	0.14%	0.09%		0.08	%(h)

Net investment income(g)	1.42	%(h)	1.79%	2.03%	1.92%	2.16%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$128,983		$45,032	$18,804	$14,403	$7,687		$222

Portfolio turnover rate		41%	116%	64%	80%	59%		81	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
		2020	2019	2018	2017
Investments in underlying funds	0.22%	0.20%	0.19%	0.21%	0.21%	0.39%

(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock 80/20 Target Allocation Fund (continued)
		Class R
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018	2017		2016

Net asset value, beginning of period	$ 13.77		$ 12.47	$ 12.90	$ 12.14	$ 10.83		$ 11.40

Net investment income(a)	0.06		0.15	0.18	0.17	0.18		0.15
Net realized and unrealized gain	2.34		1.40	0.01	0.92	1.27		0.69

Net increase from investment operations	2.40		1.55	0.19	1.09	1.45		0.84

Distributions(b)
From net investment income		(0.11)	(0.19)	(0.09)	(0.16)	(0.14)		(0.13)
From net realized gain		(0.15)	(0.06)	(0.53)	(0.17)	—		(1.28)

Total distributions		(0.26)	(0.25)	(0.62)	(0.33)	(0.14)		(1.41)

Net asset value, end of period	$ 15.91		$ 13.77	$ 12.47	$ 12.90	$ 12.14		$ 10.83

Total Return(c)
Based on net asset value	17.52	%(d)	12.53%	2.22%	9.15%	13.54	%(e)	7.81%

Ratios to Average Net Assets
Total expenses(f)	0.80	%(g)	0.84%	0.89%	0.90%	0.91%		1.05%

Total expenses after fees waived and/or reimbursed(f)	0.61	%(g)	0.64%	0.68%	0.66%	0.61%		0.60%

Net investment income(f)	0.80	%(g)	1.17%	1.51%	1.39%	1.57%		1.40%

Supplemental Data
Net assets, end of period (000)	$ 8,837		$ 7,058	$ 9,631	$ 11,832	$ 12,484		$ 9,574

Portfolio turnover rate		41%	116%	64%	80%	59%		81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.22%	0.20%	0.19%	0.21%	0.21%	0.39%

(g)	Annualized.

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolios, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and Master Portfolios in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

ETFs and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
60/40 Target Allocation
J.P. Morgan Securities LLC	$12,883,710	$(12,883,710)	$—

80/20 Target Allocation
J.P. Morgan Securities LLC	$4,063,758	$(4,063,758)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

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Notes to Financial Statements (unaudited) (continued)

For the six months ended March 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$ 268,752	$ 428,104	$ 19,632	$ 716,488
40/60 Target Allocation	308,340	458,906	26,177	793,423
60/40 Target Allocation	780,651	450,963	35,325	1,266,939
80/20 Target Allocation	290,956	286,948	20,031	597,935

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 12,575	$ 21,503	$ 8,571	$ 5,273	$ 786	$ 48,708
40/60 Target Allocation	17,735	24,679	9,184	3,266	1,049	55,913
60/40 Target Allocation	24,618	62,504	9,028	9,655	1,414	107,219
80/20 Target Allocation	19,086	23,285	5,741	9,281	802	58,195

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 220	$ 1,319	$ 795	$ 66	$ 45	$ 2,445
40/60 Target Allocation	202	1,788	958	53	75	3,076
60/40 Target Allocation	800	11,177	1,879	61	58	13,975
80/20 Target Allocation	307	3,725	2,677	77	38	6,824

For the six months ended March 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 60,187	$ 79,357	$ 29,427	$ 445	$ 4,078	$ 173,494
40/60 Target Allocation	106,855	98,795	34,864	867	8,349	249,730
60/40 Target Allocation	164,129	283,177	40,263	635	12,549	500,753
80/20 Target Allocation	149,178	114,867	33,736	527	6,870	305,178

Other Fees: For the six months ended March 31, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
20/80 Target Allocation	$ 50,828
40/60 Target Allocation	33,153
60/40 Target Allocation	36,545
80/20 Target Allocation	25,935

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Notes to Financial Statements (unaudited) (continued)

For the six months ended March 31, 2021, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Investor A	$24	$—	$4,999	$—
Investor C	5,629	4,617	2,390	3,805

	$5,653	$4,617	$7,389	$3,805

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

The Manager has agreed not to reduce or discontinue these contractual expense limitations through January 31, 2022, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and Master Portfolios in which the Funds invest. For the six months ended March 31, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$ 91,151
40/60 Target Allocation	61,639
60/40 Target Allocation	3,917
80/20 Target Allocation	54,823

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 12,574	$ —	$ —	$ 5,273	$ —	$ 17,847
40/60 Target Allocation	17,735	—	—	3,266	1,049	22,050
60/40 Target Allocation	24,618	4,306	276	9,516	1,414	40,130
80/20 Target Allocation	19,086	9,664	5,678	9,281	802	44,511

	Transfer Agent Fees Waived and/or Reimbursed
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 47,575	$ —	$ —	$ 445	$ —	$ 48,020
40/60 Target Allocation	89,102	—	—	867	7,244	97,213
60/40 Target Allocation	138,431	—	—	297	8,918	147,646
80/20 Target Allocation	130,087	95	1,668	527	6,054	138,431

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

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Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2021, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
20/80 Target Allocation	$11,375
40/60 Target Allocation	6,872
60/40 Target Allocation	8,795
80/20 Target Allocation	2,885

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2021, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain
20/80 Target Allocation	$ 4,190,619	$ 20,280,645	$ 860,700
40/60 Target Allocation	5,680,465	2,724,508	19,690
60/40 Target Allocation	14,912,785	2,065,243	4,491
80/20 Target Allocation	10,982,160	5,511,864	93,446

6.	PURCHASES AND SALES

For the six months ended March 31, 2021, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
20/80 Target Allocation	$353,661,747	$253,814,544
40/60 Target Allocation	339,908,576	263,225,511
60/40 Target Allocation	622,043,540	498,294,976
80/20 Target Allocation	336,033,978	232,710,011

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Tax cost	$515,042,547	$541,583,344	$999,806,530	$525,358,193

Gross unrealized appreciation	$34,520,042	$75,629,892	$197,021,311	$146,578,314
Gross unrealized depreciation	(4,939,879)	(4,011,296)	(3,602,457)	(1,223,518)

Net unrealized appreciation (depreciation)	$29,580,163	$71,618,596	$193,418,854	$145,354,796

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2021, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within a certain Fund’s portfolio are disclosed in its Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition

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Notes to Financial Statements (unaudited) (continued)

process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/21		Year Ended 09/30/20

Fund Name/Share Class	Shares	Amounts	Shares	Amounts

20/80 Target Allocation
Institutional
Shares sold	5,362,211	$67,737,188	7,369,804	$87,576,539
Shares issued in reinvestment of distributions	415,437	5,192,959	98,977	1,167,931
Shares redeemed	(1,774,019)	(22,364,620)	(3,193,751)	(37,509,239)

	4,003,629	$50,565,527	4,275,030	$51,235,231

Investor A
Shares sold and automatic conversion of shares	5,804,136	$72,277,753	6,838,535	$81,048,516
Shares issued in reinvestment of distributions	695,939	8,587,892	268,705	3,133,100
Shares redeemed	(2,487,594)	(30,936,225)	(3,346,382)	(39,114,770)

	4,012,481	$49,929,420	3,760,858	$45,066,846

Investor C
Shares sold	1,271,199	$15,648,880	2,331,504	$27,278,026
Shares issued in reinvestment of distributions	236,358	2,895,389	98,565	1,140,390
Shares redeemed and automatic conversion of shares	(1,323,437)	(16,298,320)	(2,572,380)	(29,931,457)

	184,120	$2,245,949	(142,311)	$(1,513,041)

Class K
Shares sold	1,349,494	$17,137,405	1,369,972	$16,399,502
Shares issued in reinvestment of distributions	187,889	2,350,496	73,907	872,098
Shares redeemed	(498,596)	(6,289,505)	(552,490)	(6,534,038)

	1,038,787	$13,198,396	891,389	$10,737,562

Class R
Shares sold	42,842	$531,285	215,243	$2,502,258
Shares issued in reinvestment of distributions	24,900	306,762	16,535	192,302
Shares redeemed	(192,751)	(2,376,426)	(490,035)	(5,698,775)

	(125,009)	$(1,538,379)	(258,257)	$(3,004,215)

	9,114,008	$114,400,913	8,526,709	$102,522,383

40/60 Target Allocation
Institutional
Shares sold	4,344,412	$58,078,233	8,187,556	$99,145,023
Shares issued in reinvestment of distributions	588,782	7,813,142	166,805	2,016,675
Shares redeemed	(2,329,334)	(31,229,426)	(2,696,673)	(32,353,213)

	2,603,860	$34,661,949	5,657,688	$68,808,485

Investor A
Shares sold and automatic conversion of shares	4,144,689	$55,086,670	5,700,601	$68,651,803
Shares issued in reinvestment of distributions	748,295	9,840,074	339,021	4,064,862
Shares redeemed	(2,075,429)	(27,515,387)	(3,667,124)	(43,383,302)

	2,817,555	$37,411,357	2,372,498	$29,333,363

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/21		Year Ended 09/30/20
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
40/60 Target Allocation (continued)
Investor C
Shares sold	1,306,159	$17,076,598	1,396,027	$16,726,814
Shares issued in reinvestment of distributions	245,541	3,196,943	116,599	1,385,201
Shares redeemed and automatic conversion of shares	(1,101,313)	(14,464,698)	(2,289,463)	(27,446,633)

	450,387	$5,808,843	(776,837)	$(9,334,618)

Class K
Shares sold	1,751,190	$23,615,750	1,160,196	$13,897,406
Shares issued in reinvestment of distributions	110,867	1,471,202	28,123	340,289
Shares redeemed	(462,665)	(6,186,834)	(317,867)	(3,866,039)

	1,399,392	$18,900,118	870,452	$10,371,656

Class R
Shares sold	133,929	$1,773,331	199,646	$2,370,692
Shares issued in reinvestment of distributions	30,661	402,884	26,539	317,670
Shares redeemed	(122,976)	(1,628,183)	(845,857)	(10,221,038)

	41,614	$548,032	(619,672)	$(7,532,676)

	7,312,808	$97,330,299	7,504,129	$91,646,210

60/40 Target Allocation
Institutional
Shares sold	3,657,757	$56,662,070	5,580,676	$75,280,636
Shares issued in reinvestment of distributions	607,245	9,333,348	454,237	6,182,164
Shares redeemed	(2,179,182)	(33,729,340)	(3,141,686)	(41,587,884)

	2,085,820	$32,266,078	2,893,227	$39,874,916

Investor A
Shares sold and automatic conversion of shares	3,946,928	$60,162,932	5,457,828	$73,331,405
Shares issued in reinvestment of distributions	1,453,982	21,940,586	1,429,210	19,137,117
Shares redeemed	(3,338,215)	(50,427,132)	(8,501,531)	(110,357,516)

	2,062,695	$31,676,386	(1,614,493)	$(17,888,994)

Investor C
Shares sold	836,578	$12,543,458	895,255	$11,621,892
Shares issued in reinvestment of distributions	171,929	2,542,831	197,295	2,588,512
Shares redeemed and automatic conversion of shares	(986,949)	(14,705,289)	(2,299,609)	(30,029,286)

	21,558	$381,000	(1,207,059)	$(15,818,882)

Class K
Shares sold	6,447,760	$100,095,226	1,728,244	$22,762,951
Shares issued in reinvestment of distributions	254,019	3,901,727	80,965	1,101,930
Shares redeemed	(579,075)	(9,047,056)	(604,024)	(8,168,396)

	6,122,704	$94,949,897	1,205,185	$15,696,485

Class R
Shares sold	83,911	$1,283,736	168,092	$2,163,323
Shares issued in reinvestment of distributions	32,001	482,564	34,523	461,570
Shares redeemed	(90,196)	(1,346,084)	(469,408)	(6,142,985)

	25,716	$420,216	(266,793)	$(3,518,092)

	10,318,493	$159,693,577	1,010,067	$18,345,433

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/21		Year Ended 09/30/20
Fund Name/Share Class	Shares	Amounts	Shares	Amounts

80/20 Target Allocation
Institutional
Shares sold	2,158,342	$34,018,705	4,485,119	$57,973,370
Shares issued in reinvestment of distributions	250,347	3,930,452	255,225	3,422,573
Shares redeemed	(1,577,064)	(24,885,799)	(2,602,593)	(33,367,481)

	831,625	$13,063,358	2,137,751	$28,028,462

Investor A
Shares sold and automatic conversion of shares	2,313,443	$35,709,780	3,668,418	$46,510,259
Shares issued in reinvestment of distributions	273,338	4,203,938	308,072	4,051,148
Shares redeemed	(1,259,744)	(19,332,177)	(3,058,670)	(38,366,875)

	1,327,037	$20,581,541	917,820	$12,194,532

Investor C
Shares sold	760,865	$11,428,676	794,643	$9,814,856
Shares issued in reinvestment of distributions	44,845	667,746	67,293	857,962
Shares redeemed and automatic conversion of shares	(503,455)	(7,507,793)	(1,249,962)	(15,645,046)

	302,255	$4,588,629	(388,026)	$(4,972,228)

Class K
Shares sold	4,986,777	$77,934,383	2,059,881	$25,930,263
Shares issued in reinvestment of distributions	131,786	2,069,040	52,305	701,406
Shares redeemed	(406,855)	(6,485,373)	(397,083)	(5,125,876)

	4,711,708	$73,518,050	1,715,103	$21,505,793

Class R
Shares sold	133,549	$2,028,011	180,921	$2,239,011
Shares issued in reinvestment of distributions	9,508	145,573	11,627	152,195
Shares redeemed	(100,193)	(1,503,796)	(452,210)	(5,708,947)

	42,864	$669,788	(259,662)	$(3,317,741)

	7,215,489	$112,421,366	4,122,986	$53,438,818

As of March 31, 2021, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 15, 2021, the credit agreement was extended until April 2022 under substantially the same terms.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Blackrock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target Allocation Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	65

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	67

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-3/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 3, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 3, 2021